Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Western Asset Funds, Inc.
Entity Central Index Key	0000863520
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Bond Fund
Class Name	Class A
Trading Symbol	WATAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$39	0.76%
[1],[2]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 222,522,533
Holdings Count | $ / shares	546	[3]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$222,522,533
Total Number of Portfolio Holdings*	546
Portfolio Turnover Rate	31%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Bond Fund
Class Name	Class C
Trading Symbol	WATCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$79	1.54%
[4],[5]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.54%
Net Assets	$ 222,522,533
Holdings Count | $ / shares	546	[6]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$222,522,533
Total Number of Portfolio Holdings*	546
Portfolio Turnover Rate	31%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Bond Fund
Class Name	Class R
Trading Symbol	WATRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$59	1.15%
[7],[8]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 222,522,533
Holdings Count | $ / shares	546	[9]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$222,522,533
Total Number of Portfolio Holdings*	546
Portfolio Turnover Rate	31%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Bond Fund
Class Name	Class I
Trading Symbol	WATIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$30	0.59%
[10],[11]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 222,522,533
Holdings Count | $ / shares	546	[12]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$222,522,533
Total Number of Portfolio Holdings*	546
Portfolio Turnover Rate	31%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Bond Fund
Class Name	Class IS
Trading Symbol	WABSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$23	0.45%
[13],[14]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 222,522,533
Holdings Count | $ / shares	546	[15]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$222,522,533
Total Number of Portfolio Holdings*	546
Portfolio Turnover Rate	31%
[15]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.